Cover Document and Entity information	Jul. 28, 2025
Document Type	8-K
Document Period End Date	Jul. 28, 2025
Entity Registrant Name	The Hartford Insurance Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13958
Entity Tax Identification Number	13-3317783
Entity Address, Address Line One	One Hartford Plaza
Entity Address, City or Town	Hartford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06155
City Area Code	860
Local Phone Number	547-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000874766
Common Stock, par value $0.01 per share
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	HIG
Security Exchange Name	NYSE
6.10% Notes due October 1, 2041
Title of 12(b) Security	6.10% Senior Notes due October 1, 2041
Trading Symbol	HIG 41
Security Exchange Name	NYSE
Depositary Shares, Each Representing a 1/1,00th Interest in a Share of 6.000% Non-Cumulative Preferred Stock, Series G, par value $0.01 per share
Title of 12(b) Security	Depositary Shares, Each Representing a 1/1,000th Interest in a Share of 6.000% Non-Cumulative Preferred Stock, Series G, par value $0.01 per share
Trading Symbol	HIG PR G
Security Exchange Name	NYSE